Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2024
Trade and other payables [abstract]
Schedule of Trade and Other Payables

	JPY (millions) As of March 31
	2023	2024
Trade payables	¥307,453	¥319,955
Other payables	341,780	227,566
Total	¥649,233	¥547,521